CONSOLIDATED STATEMENT OF INCOME - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Net sales	$ 1,783,282,337	[1]	$ 1,698,360,794	$ 1,558,897,708
Cost of sales	(860,011,392)	[1]	(798,738,655)	(741,819,916)
Gross margin	923,270,945	[1]	899,622,139	817,077,792
Other income by function	228,455,054		6,717,902	5,144,154
Distribution costs	(314,391,183)		(290,227,129)	(270,835,822)
Administrative expenses	(152,376,458)		(142,514,649)	(155,322,295)
Other expenses by function	(216,236,609)		(238,704,061)	(195,412,109)
Other gains (losses)	4,029,627		(7,716,791)	(8,345,907)
Income from operational activities	472,751,376		227,177,411	192,305,813
Finance income	15,794,456		5,050,952	5,680,068
Finance costs	(23,560,662)		(24,166,313)	(20,307,238)
Share of net loss of joint ventures and associates accounted for using the equity method	(10,815,520)		(8,914,097)	(5,560,522)
Foreign currency exchange differences	3,299,657		(2,563,019)	456,995
Result as per adjustment units	742,041		(110,539)	(2,246,846)
Income before taxes	458,211,348	[1]	196,474,395	170,328,270
Tax income (expense)	(136,126,817)		(48,365,976)	(30,246,383)
Net income of year	322,084,531		148,108,419	140,081,887
Net income attibutable to:
Equity holders of the parent	306,890,792		129,607,353	118,457,488
Non-controlling interests	15,193,739		18,501,066	21,624,399
Net income of year	$ 322,084,531		$ 148,108,419	$ 140,081,887
Net income per share (Chilean pesos) from:
Continuing operations	$ 830.55		$ 350.76	$ 320.59
Diluted earnings per share (Chilean pesos) from:
Continuing operations	$ 830.55		$ 350.76	$ 320.59

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.